Schedule of Investments(a)
Invesco AI and Next Gen Software ETF (IGPT)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Advertising-1.09%
Magnite, Inc.(b)(c)	9,593	$84,898
Trade Desk, Inc. (The), Class A(b)	31,062	2,125,573
		2,210,471
Alternative Carriers-0.12%
Cogent Communications Holdings, Inc.(c)	3,053	235,692
Application Software-20.12%
Adobe, Inc.(b)	23,884	14,755,057
Altair Engineering, Inc., Class A(b)(c)	3,374	286,857
Alteryx, Inc., Class A(b)(c)	4,452	211,292
Altium Ltd. (Australia)	6,531	214,398
ANSYS, Inc.(b)	6,041	1,980,421
Autodesk, Inc.(b)	14,863	3,772,378
Bentley Systems, Inc., Class B(c)	16,299	821,470
Cadence Design Systems, Inc.(b)	16,661	4,806,032
Dassault Systemes SE (France)	50,248	2,632,759
DoubleVerify Holdings, Inc.(b)(c)	8,069	322,841
Elastic N.V.(b)(c)	5,061	592,441
Enghouse Systems Ltd. (Canada)	2,337	65,420
Five9, Inc.(b)(c)	5,058	383,700
HubSpot, Inc.(b)	3,504	2,140,944
IRESS Ltd. (Australia)	7,097	38,470
MicroStrategy, Inc., Class A(b)(c)	853	427,532
Nemetschek SE (Germany)	2,416	225,749
Nice Ltd. (Israel)(b)	3,605	745,319
Pegasystems, Inc.	2,946	143,588
PTC, Inc.(b)	5,535	999,898
Sinch AB(b)(d)	45,237	141,656
Splunk, Inc.(b)(c)	10,825	1,660,230
Synopsys, Inc.(b)	5,386	2,872,623
Unity Software, Inc.(b)(c)	18,073	585,565
Verint Systems, Inc.(b)	4,477	132,922
		40,959,562
Automotive Parts & Equipment-0.02%
Luminar Technologies, Inc.(b)(c)	18,143	49,349
Consumer Electronics-0.38%
Garmin Ltd.	6,512	778,119
Data Center REITs-4.12%
Digital Realty Trust, Inc.	21,082	2,961,178
Equinix, Inc.	6,535	5,422,547
		8,383,725
Electrical Components & Equipment-1.43%
AMETEK, Inc.	11,577	1,876,053
Nidec Corp. (Japan)	27,134	1,028,744
		2,904,797
Electronic Components-0.28%
Largan Precision Co. Ltd. (Taiwan)	7,158	569,447
Electronic Equipment & Instruments-4.84%
Cognex Corp.(c)	11,987	433,210
Halma PLC (United Kingdom)	18,760	523,906
Hexagon AB, Class B (Sweden)	147,827	1,631,021
Inficon Holding AG (Switzerland)	114	174,618
Jenoptik AG (Germany)	3,111	98,541
Keyence Corp. (Japan)	14,394	6,556,200
Novanta, Inc.(b)(c)	1,678	259,335
Spectris PLC (United Kingdom)	3,710	174,854
		9,851,685
	Shares	Value
Electronic Manufacturing Services-0.11%
IPG Photonics Corp.(b)(c)	2,382	$233,174
Health Care Equipment-4.55%
Intuitive Surgical, Inc.(b)	24,514	9,271,685
Health Care Services-0.07%
RadNet, Inc.(b)(c)	3,917	144,811
Industrial Machinery & Supplies & Components-1.56%
3D Systems Corp.(b)(c)	9,275	44,427
ATS Corp. (Canada)(b)	5,074	218,409
AutoStore Holdings Ltd. (Norway)(b)(d)	68,255	126,339
Duerr AG (Germany)	3,031	70,195
Fortive Corp.	18,896	1,477,289
Harmonic Drive Systems, Inc. (Japan)	4,382	108,370
Hiwin Technologies Corp. (Taiwan)	17,145	120,510
MINEBEA MITSUMI, Inc. (Japan)	19,470	411,577
Yaskawa Electric Corp. (Japan)(c)	15,721	605,179
		3,182,295
Interactive Home Entertainment-1.41%
Electronic Arts, Inc.	10,696	1,471,556
Take-Two Interactive Software, Inc.(b)	7,961	1,313,008
Ubisoft Entertainment S.A. (France)(b)(c)	3,987	88,826
		2,873,390
Interactive Media & Services-17.15%
Alphabet, Inc., Class A(b)	106,243	14,884,644
Baidu, Inc., A Shares (China)(b)	87,721	1,137,857
Meta Platforms, Inc., Class A(b)	44,532	17,373,714
Pinterest, Inc., Class A(b)	40,808	1,529,076
		34,925,291
Internet Services & Infrastructure-2.38%
GDS Holdings Ltd., A Shares (China)(b)	45,713	30,291
NEXTDC Ltd. (Australia)(b)	35,876	332,496
Snowflake, Inc., Class A(b)	22,931	4,486,221
		4,849,008
IT Consulting & Other Services-0.02%
Addnode Group AB (Sweden)(c)	5,063	46,037
Movies & Entertainment-0.33%
Roku, Inc., Class A(b)	7,550	664,853
Research & Consulting Services-0.10%
Clarivate PLC(b)(c)	22,312	199,469
Semiconductors-36.22%
Advanced Micro Devices, Inc.(b)	108,233	18,149,592
Alchip Technologies Ltd. (Taiwan)	4,627	576,536
Ambarella, Inc.(b)	2,789	146,590
AP Memory Technology Corp. (Taiwan)	9,093	151,940
ASMedia Technology, Inc. (Taiwan)	1,849	109,878
Diodes, Inc.(b)	3,188	214,616
Faraday Technology Corp. (Taiwan)	12,924	171,979
Global Unichip Corp. (Taiwan)	4,331	213,786
Intel Corp.	194,127	8,362,991
Lattice Semiconductor Corp.(b)	9,369	570,197
Macronix International Co. Ltd. (Taiwan)	88,231	82,313
Marvell Technology, Inc.	35,623	2,411,677
MaxLinear, Inc.(b)	3,008	62,627
Microchip Technology, Inc.	27,058	2,304,800
Micron Technology, Inc.	76,368	6,548,556
Nanya Technology Corp. (Taiwan)	84,606	185,704
NVIDIA Corp.	31,221	19,209,345
QUALCOMM, Inc.	61,548	9,140,494
Renesas Electronics Corp. (Japan)(b)	59,122	999,826
See accompanying notes which are an integral part of this schedule.

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Semiconductors-(continued)
Sanken Electric Co. Ltd. (Japan)	1,725	$81,733
Silicon Laboratories, Inc.(b)(c)	2,201	271,515
SK hynix, Inc. (South Korea)	35,624	3,595,364
Winbond Electronics Corp. (Taiwan)	217,529	189,038
		73,751,097
Systems Software-0.32%
Dolby Laboratories, Inc., Class A	4,139	344,282
Teradata Corp.(b)	6,792	313,654
		657,936
Technology Hardware, Storage & Peripherals-3.32%
Hewlett Packard Enterprise Co.	53,813	822,801
NetApp, Inc.	10,100	880,720
Pure Storage, Inc., Class A(b)(c)	13,153	525,989
Seagate Technology Holdings PLC	14,562	1,247,672
Super Micro Computer, Inc.(b)(c)	2,799	1,482,378
Western Digital Corp.(b)(c)	22,573	1,292,304
Wiwynn Corp. (Taiwan)	7,326	514,935
		6,766,799
Total Common Stocks & Other Equity Interests (Cost $166,944,985)		203,508,692
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $278,148)	278,148	278,148
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $167,223,133)		203,786,840
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.70%
Invesco Private Government Fund, 5.29%(e)(f)(g)	2,669,517	$2,669,517
Invesco Private Prime Fund, 5.52%(e)(f)(g)	6,901,648	6,906,479
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,575,996)		9,575,996
TOTAL INVESTMENTS IN SECURITIES-104.78% (Cost $176,799,129)		213,362,836
OTHER ASSETS LESS LIABILITIES-(4.78)%		(9,739,905)
NET ASSETS-100.00%		$203,622,931

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $267,995, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$154,502	$19,059,508	$(18,935,862)	$-	$-	$278,148	$8,359
See accompanying notes which are an integral part of this schedule.

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,666,175	$66,246,929	$(69,243,587)	$-	$-	$2,669,517	$125,503*
Invesco Private Prime Fund	14,570,164	138,884,386	(146,549,140)	1,179	(110)	6,906,479	334,309*
Total	$20,390,841	$224,190,823	$(234,728,589)	$1,179	$(110)	$9,854,144	$468,171

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Biotechnology & Genome ETF (PBE)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Biotechnology-78.42%
Acadia Pharmaceuticals, Inc.(b)(c)	265,412	$6,876,825
Alkermes PLC(b)(c)	251,581	6,805,266
Amgen, Inc.	42,029	13,208,034
Arrowhead Pharmaceuticals, Inc.(b)(c)	210,497	6,756,954
Biogen, Inc.(b)	48,464	11,954,130
BioMarin Pharmaceutical, Inc.(b)	127,417	11,222,889
Blueprint Medicines Corp.(b)(c)	92,338	7,343,641
Catalyst Pharmaceuticals, Inc.(b)	443,708	6,389,395
Celldex Therapeutics, Inc.(b)(c)	223,402	7,868,219
Dynavax Technologies Corp.(b)(c)	444,684	5,745,317
Exelixis, Inc.(b)	290,649	6,324,522
Halozyme Therapeutics, Inc.(b)(c)	152,044	5,146,690
ImmunoGen, Inc.(b)	407,179	11,938,488
MannKind Corp.(b)(c)	1,617,894	5,403,766
Myriad Genetics, Inc.(b)	336,839	7,204,986
Neurocrine Biosciences, Inc.(b)	101,914	14,244,520
PTC Therapeutics, Inc.(b)(c)	274,393	7,158,913
Regeneron Pharmaceuticals, Inc.(b)	13,911	13,115,013
TG Therapeutics, Inc.(b)(c)	474,513	7,706,091
United Therapeutics Corp.(b)	48,704	10,460,645
Veracyte, Inc.(b)(c)	233,613	5,844,997
Vericel Corp.(b)(c)	165,893	7,130,081
Vertex Pharmaceuticals, Inc.(b)	31,254	13,544,859
		199,394,241
Health Care Services-3.78%
Fulgent Genetics, Inc.(b)(c)	220,248	5,415,898
OPKO Health, Inc.(b)(c)	4,110,321	4,192,528
		9,608,426
Life Sciences Tools & Services-11.96%
Illumina, Inc.(b)	114,260	16,340,322
Qiagen N.V.(b)	152,342	6,651,238
Repligen Corp.(b)(c)	39,087	7,403,078
		30,394,638
	Shares	Value
Pharmaceuticals-5.83%
Collegium Pharmaceutical, Inc.(b)	237,719	$7,835,218
Intra-Cellular Therapies, Inc.(b)(c)	103,879	6,995,212
		14,830,430
Total Common Stocks & Other Equity Interests (Cost $215,992,375)		254,227,735
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $317,401)	317,401	317,401
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $216,309,776)		254,545,136
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.41%
Invesco Private Government Fund, 5.29%(d)(e)(f)	15,083,537	15,083,537
Invesco Private Prime Fund, 5.52%(d)(e)(f)	39,334,038	39,361,572
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,444,866)		54,445,109
TOTAL INVESTMENTS IN SECURITIES-121.53% (Cost $270,754,642)		308,990,245
OTHER ASSETS LESS LIABILITIES-(21.53)%		(54,731,373)
NET ASSETS-100.00%		$254,258,872
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$294,606	$2,360,192	$(2,337,397)	$-	$-	$317,401	$8,919
See accompanying notes which are an integral part of this schedule.

Invesco Biotechnology & Genome ETF (PBE)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,396,545	$124,894,440	$(120,207,448)	$-	$-	$15,083,537	$561,251*
Invesco Private Prime Fund	26,733,973	257,863,188	(245,261,709)	5,330	20,790	39,361,572	1,498,312*
Total	$37,425,124	$385,117,820	$(367,806,554)	$5,330	$20,790	$54,762,510	$2,068,482

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Building & Construction ETF (PKB)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Building Products-24.39%
American Woodmark Corp.(b)	77,306	$7,056,492
Gibraltar Industries, Inc.(b)	83,835	6,783,928
Griffon Corp.	123,388	7,188,585
JELD-WEN Holding, Inc.(b)	365,674	6,801,536
Lennox International, Inc.	25,815	11,052,951
MasterBrand, Inc.(b)	437,962	6,162,125
Owens Corning	43,894	6,651,258
Simpson Manufacturing Co., Inc.	36,194	6,550,752
		58,247,627
Construction & Engineering-10.98%
Comfort Systems USA, Inc.	29,546	6,425,369
EMCOR Group, Inc.	26,855	6,125,894
IES Holdings, Inc.(b)	85,047	6,970,452
Sterling Infrastructure, Inc.(b)(c)	89,232	6,701,323
		26,223,038
Construction Materials-18.48%
Eagle Materials, Inc.	32,634	7,384,421
Knife River Corp.(b)	100,306	6,569,040
Martin Marietta Materials, Inc.	23,109	11,749,078
United States Lime & Minerals, Inc.(c)	27,603	7,140,068
Vulcan Materials Co.	50,000	11,300,500
		44,143,107
Environmental & Facilities Services-2.31%
Tetra Tech, Inc.	34,836	5,510,359
Forest Products-2.61%
Louisiana-Pacific Corp.	93,797	6,242,190
Gas Utilities-2.36%
Southwest Gas Holdings, Inc.(c)	96,090	5,638,561
Home Improvement Retail-5.04%
Home Depot, Inc. (The)	34,128	12,045,819
Homebuilding-31.57%
D.R. Horton, Inc.	81,924	11,707,759
KB Home	107,397	6,399,787
	Shares	Value
Homebuilding-(continued)
Lennar Corp., Class A	81,985	$12,285,452
M/I Homes, Inc.(b)	54,838	6,987,458
NVR, Inc.(b)	1,672	11,829,885
PulteGroup, Inc.	119,180	12,461,461
Toll Brothers, Inc.	66,662	6,622,870
TopBuild Corp.(b)	19,265	7,111,289
		75,405,961
Specialized Consumer Services-2.28%
Frontdoor, Inc.(b)	166,015	5,438,651
Total Common Stocks & Other Equity Interests (Cost $189,933,671)		238,895,313
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $171,471)	171,471	171,471
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $190,105,142)		239,066,784
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.18%
Invesco Private Government Fund, 5.29%(d)(e)(f)	120,690	120,690
Invesco Private Prime Fund, 5.52%(d)(e)(f)	310,133	310,350
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $431,039)		431,040
TOTAL INVESTMENTS IN SECURITIES-100.27% (Cost $190,536,181)		239,497,824
OTHER ASSETS LESS LIABILITIES-(0.27)%		(652,615)
NET ASSETS-100.00%		$238,845,209
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$152,257	$2,573,316	$(2,554,102)	$-	$-	$171,471	$6,293
See accompanying notes which are an integral part of this schedule.

Invesco Building & Construction ETF (PKB)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,829,706	$62,016,166	$(65,725,182)	$-	$-	$120,690	$149,123*
Invesco Private Prime Fund	9,847,815	142,876,172	(152,417,838)	114	4,087	310,350	401,480*
Total	$13,829,778	$207,465,654	$(220,697,122)	$114	$4,087	$602,511	$556,896

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Energy Exploration & Production ETF (PXE)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Gas Utilities-2.60%
National Fuel Gas Co.	69,701	$3,287,099
Oil & Gas Exploration & Production-64.90%
APA Corp.	175,102	5,485,946
California Resources Corp.(b)	68,123	3,248,105
Callon Petroleum Co.(b)(c)	107,657	3,457,943
Chesapeake Energy Corp.(b)	79,241	6,110,273
Chord Energy Corp.(b)	21,837	3,357,657
CNX Resources Corp.(b)(c)	164,918	3,331,344
Comstock Resources, Inc.(b)	327,821	2,560,282
Coterra Energy, Inc.	242,841	6,041,884
Crescent Energy Co., Class A(b)	306,482	3,386,626
Devon Energy Corp.	141,925	5,963,688
Diamondback Energy, Inc.	41,490	6,378,673
Gulfport Energy Corp.(c)	27,045	3,432,010
Magnolia Oil & Gas Corp., Class A(b)	162,470	3,350,131
Murphy Oil Corp.	81,252	3,144,452
Permian Resources Corp.(b)	265,502	3,578,967
Range Resources Corp.(b)	105,599	3,066,595
SilverBow Resources, Inc.(b)(c)	109,101	2,897,723
SM Energy Co.(b)	92,947	3,446,475
Southwestern Energy Co.(c)	522,760	3,371,802
Vital Energy, Inc.(b)(c)	75,719	3,318,764
Vitesse Energy, Inc.(b)	149,668	3,144,525
		82,073,865
Oil & Gas Refining & Marketing-32.38%
CVR Energy, Inc.(b)	111,006	3,744,232
Delek US Holdings, Inc.(b)	128,596	3,475,950
HF Sinclair Corp.(b)	65,141	3,679,815
Marathon Petroleum Corp.	43,479	7,200,122
Par Pacific Holdings, Inc.(c)	103,330	3,780,845
PBF Energy, Inc., Class A(b)	77,843	3,931,850
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Phillips 66	54,861	$7,916,991
Valero Energy Corp.	51,949	7,215,716
		40,945,521
Total Common Stocks & Other Equity Interests (Cost $129,374,315)		126,306,485
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $203,299)	203,299	203,299
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $129,577,614)		126,509,784
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.14%
Invesco Private Government Fund, 5.29%(d)(e)(f)	10,670,068	10,670,068
Invesco Private Prime Fund, 5.52%(d)(e)(f)	27,418,128	27,437,321
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,104,675)		38,107,389
TOTAL INVESTMENTS IN SECURITIES-130.18% (Cost $167,682,289)		164,617,173
OTHER ASSETS LESS LIABILITIES-(30.18)%		(38,160,562)
NET ASSETS-100.00%		$126,456,611
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$108,993	$3,890,846	$(3,796,540)	$-	$-	$203,299	$4,800
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,820,927	112,110,581	(107,261,440)	-	-	10,670,068	457,153*
Invesco Private Prime Fund	14,968,098	212,614,724	(200,169,329)	2,754	21,074	27,437,321	1,208,907*
Total	$20,898,018	$328,616,151	$(311,227,309)	$2,754	$21,074	$38,310,688	$1,670,860

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Exploration & Production ETF (PXE)—(continued)
January 31, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Food & Beverage ETF (PBJ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Agricultural Products & Services-8.57%
Archer-Daniels-Midland Co.	86,773	$4,822,843
Bunge Global S.A.	32,400	2,854,116
Fresh Del Monte Produce, Inc.	148,949	3,661,167
		11,338,126
Brewers-5.45%
Boston Beer Co., Inc. (The), Class A(b)	10,156	3,547,186
Molson Coors Beverage Co., Class B(c)	59,146	3,654,631
		7,201,817
Distillers & Vintners-5.00%
Constellation Brands, Inc., Class A	26,966	6,608,827
Food Distributors-8.22%
Andersons, Inc. (The)(c)	67,730	3,570,048
SpartanNash Co.	158,339	3,551,544
US Foods Holding Corp.(b)	81,488	3,749,263
		10,870,855
Food Retail-8.37%
Grocery Outlet Holding Corp.(b)(c)	123,838	3,068,706
Kroger Co. (The)	81,304	3,751,367
Sprouts Farmers Market, Inc.(b)(c)	84,209	4,241,607
		11,061,680
Packaged Foods & Meats-26.87%
Adecoagro S.A. (Brazil)(c)	304,274	3,112,723
Cal-Maine Foods, Inc.	71,651	3,970,898
Dole PLC(c)	301,108	3,399,509
John B. Sanfilippo & Son, Inc.(c)	37,683	4,036,980
Kraft Heinz Co. (The)	189,051	7,019,464
Mondelez International, Inc., Class A	90,087	6,780,849
Seaboard Corp.	1,000	3,603,000
TreeHouse Foods, Inc.(b)(c)	85,604	3,603,928
		35,527,351
Personal Care Products-3.20%
BellRing Brands, Inc.(b)	76,659	4,236,943
Restaurants-14.59%
Arcos Dorados Holdings, Inc., Class A (Brazil)(c)	306,127	3,789,852
Chipotle Mexican Grill, Inc.(b)	2,919	7,031,199
	Shares	Value
Restaurants-(continued)
Shake Shack, Inc., Class A(b)	56,271	$4,251,837
Wingstop, Inc.	15,024	4,223,397
		19,296,285
Soft Drinks & Non-alcoholic Beverages-19.75%
Coca-Cola Co. (The)	111,287	6,620,464
Coca-Cola Consolidated, Inc.(c)	4,955	4,268,187
Monster Beverage Corp.(b)	116,519	6,410,875
PepsiCo, Inc.	38,358	6,464,474
Vita Coco Co., Inc. (The)(b)(c)	119,808	2,359,020
		26,123,020
Total Common Stocks & Other Equity Interests (Cost $129,211,728)		132,264,904
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $115,663)	115,663	115,663
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $129,327,391)		132,380,567
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.42%
Invesco Private Government Fund, 5.29%(d)(e)(f)	2,006,523	2,006,523
Invesco Private Prime Fund, 5.52%(d)(e)(f)	5,156,022	5,159,631
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,166,182)		7,166,154
TOTAL INVESTMENTS IN SECURITIES-105.53% (Cost $136,493,573)		139,546,721
OTHER ASSETS LESS LIABILITIES-(5.53)%		(7,313,370)
NET ASSETS-100.00%		$132,233,351
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,420,067	$(4,304,404)	$-	$-	$115,663	$5,715
See accompanying notes which are an integral part of this schedule.

Invesco Food & Beverage ETF (PBJ)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,310,046	$81,229,154	$(87,532,677)	$-	$-	$2,006,523	$249,590*
Invesco Private Prime Fund	21,368,689	168,521,453	(184,735,813)	(28)	5,330	5,159,631	676,912*
Total	$29,678,735	$254,170,674	$(276,572,894)	$(28)	$5,330	$7,281,817	$932,217

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Leisure and Entertainment ETF (PEJ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Broadcasting-5.39%
Fox Corp., Class A(b)	254,980	$8,235,854
Paramount Global, Class B(b)	560,840	8,182,656
		16,418,510
Casinos & Gaming-7.46%
DraftKings, Inc., Class A(b)(c)	201,992	7,887,788
International Game Technology PLC(b)	290,415	7,539,173
Light & Wonder, Inc.(b)(c)	90,707	7,291,029
		22,717,990
Food Distributors-2.76%
US Foods Holding Corp.(b)(c)	182,393	8,391,902
Hotels, Resorts & Cruise Lines-22.48%
Airbnb, Inc., Class A(c)	110,413	15,914,930
Expedia Group, Inc.(c)	57,891	8,586,972
MakeMyTrip Ltd. (India)(b)(c)	181,636	10,060,818
Marriott International, Inc., Class A	69,207	16,590,994
Royal Caribbean Cruises Ltd.(b)(c)	135,357	17,258,017
		68,411,731
Interactive Media & Services-2.89%
TripAdvisor, Inc.(b)(c)	407,110	8,793,576
Movies & Entertainment-34.35%
AMC Entertainment Holdings, Inc.(b)(c)	1,091,098	4,418,947
Cinemark Holdings, Inc.(b)(c)	551,706	7,630,094
Eventbrite, Inc., Class A(b)(c)	1,114,449	9,327,938
Liberty Media Corp.-Liberty Formula One(b)(c)	219,097	14,734,273
Lions Gate Entertainment Corp., Class A(b)(c)	834,651	8,705,410
Live Nation Entertainment, Inc.(b)(c)	159,459	14,167,932
Manchester United PLC, Class A (United Kingdom)(b)(c)	406,481	7,869,472
Sphere Entertainment Co.(b)(c)	221,311	7,829,983
Warner Bros. Discovery, Inc.(c)	1,333,567	13,362,342
Warner Music Group Corp., Class A(b)	452,099	16,497,093
		104,543,484
Passenger Airlines-8.15%
Copa Holdings S.A., Class A (Panama)	82,603	7,934,844
SkyWest, Inc.(b)(c)	164,936	8,784,491
United Airlines Holdings, Inc.(c)	195,215	8,077,997
		24,797,332
	Shares	Value
Restaurants-16.55%
Arcos Dorados Holdings, Inc., Class A (Brazil)	685,301	$8,484,026
DoorDash, Inc., Class A(b)(c)	149,603	15,588,633
Dutch Bros, Inc., Class A(b)(c)	271,086	7,278,659
Shake Shack, Inc., Class A(b)(c)	126,224	9,537,485
Wingstop, Inc.(b)	33,715	9,477,624
		50,366,427
Total Common Stocks & Other Equity Interests (Cost $284,416,782)		304,440,952
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $282,847)	282,847	282,847
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $284,699,629)		304,723,799
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.73%
Invesco Private Government Fund, 5.29%(d)(e)(f)	18,617,221	18,617,221
Invesco Private Prime Fund, 5.52%(d)(e)(f)	56,612,749	56,652,378
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,270,803)		75,269,599
TOTAL INVESTMENTS IN SECURITIES-124.85% (Cost $359,970,432)		379,993,398
OTHER ASSETS LESS LIABILITIES-(24.85)%		(75,629,065)
NET ASSETS-100.00%		$304,364,333
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$392,263	$2,992,590	$(3,102,006)	$-	$-	$282,847	$12,656
See accompanying notes which are an integral part of this schedule.

Invesco Leisure and Entertainment ETF (PEJ)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$29,897,937	$263,003,218	$(274,283,934)	$-	$-	$18,617,221	$815,183*
Invesco Private Prime Fund	76,880,409	570,184,042	(590,437,769)	6,396	19,300	56,652,378	2,191,736*
Total	$107,170,609	$836,179,850	$(867,823,709)	$6,396	$19,300	$75,552,446	$3,019,575

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Next Gen Connectivity ETF (KNCT)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Alternative Carriers-0.17%
Iridium Communications, Inc.	1,042	$37,783
Liberty Global Ltd., Class C (Belgium)(b)(c)	1,420	29,735
		67,518
Application Software-3.30%
Confluent, Inc., Class A(b)(c)	2,055	45,950
Datadog, Inc., Class A(b)	2,832	352,414
Dynatrace, Inc.(b)	2,272	129,504
Nutanix, Inc., Class A(b)	2,281	128,192
Synopsys, Inc.(b)	1,283	684,288
		1,340,348
Cable & Satellite-3.90%
Charter Communications, Inc., Class A(b)	914	338,829
Comcast Corp., Class A	24,831	1,155,635
Liberty Broadband Corp., Class C(b)	1,173	92,022
		1,586,486
Communications Equipment-8.22%
Accton Technology Corp. (Taiwan)	5,042	85,216
Arista Networks, Inc.(b)	2,487	643,337
Ciena Corp.(b)(c)	1,382	73,246
Cisco Systems, Inc.	30,828	1,546,949
F5, Inc.(b)	561	103,056
Juniper Networks, Inc.	2,972	109,845
Motorola Solutions, Inc.	1,370	437,715
Nokia OYJ (Finland)(c)	50,303	181,519
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	28,891	161,423
		3,342,306
Data Center REITs-2.77%
Digital Realty Trust, Inc.	2,839	398,766
Equinix, Inc.	879	729,368
		1,128,134
Data Processing & Outsourced Services-0.07%
Genpact Ltd.	809	29,043
Electronic Components-1.40%
Amphenol Corp., Class A	3,756	379,732
Coherent Corp.(b)	1,296	61,612
Hamamatsu Photonics K.K. (Japan)	1,145	46,011
Largan Precision Co. Ltd. (Taiwan)	1,042	82,895
		570,250
Electronic Equipment & Instruments-0.44%
Keysight Technologies, Inc.(b)	1,168	179,008
Integrated Telecommunication Services-12.33%
AT&T, Inc.	66,617	1,178,455
BCE, Inc. (Canada)	3,521	142,969
BT Group PLC (United Kingdom)(c)	36,613	52,313
Cellnex Telecom S.A. (Spain)(d)	4,217	163,898
China Tower Corp. Ltd., H Shares (China)(d)	386,487	43,013
Chunghwa Telecom Co. Ltd. (Taiwan)	19,348	73,561
Deutsche Telekom AG (Germany)	21,530	531,937
Elisa OYJ (Finland)	1,392	63,885
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	27,086	141,442
HKT Trust & HKT Ltd. (Hong Kong)	25,918	31,132
Nippon Telegraph & Telephone Corp. (Japan)	65,058	82,916
Orange S.A. (France)	13,166	157,289
PT Telkom Indonesia (Persero) Tbk (Indonesia)	418,536	105,032
Spark New Zealand Ltd. (New Zealand)	13,872	45,384
	Shares	Value
Integrated Telecommunication Services-(continued)
Telefonica S.A. (Spain)	52,207	$213,796
Telenor ASA (Norway)	5,692	63,525
Telia Co. AB (Sweden)(c)	17,737	46,144
Telstra Group Ltd. (Australia)	34,040	90,909
TELUS Corp. (Canada)	6,366	114,736
Verizon Communications, Inc.	39,492	1,672,486
		5,014,822
Internet Services & Infrastructure-1.93%
Akamai Technologies, Inc.(b)	1,428	175,972
Cloudflare, Inc., Class A(b)	2,773	219,206
MongoDB, Inc.(b)	668	267,547
Okta, Inc.(b)(c)	1,469	121,413
		784,138
IT Consulting & Other Services-4.48%
Accenture PLC, Class A	3,909	1,422,407
DXC Technology Co.(b)	1,898	41,376
Fujitsu Ltd. (Japan)	1,281	182,631
NEC Corp. (Japan)	1,399	92,836
Otsuka Corp. (Japan)	1,169	49,855
TIS, Inc. (Japan)	1,496	33,814
		1,822,919
Research & Consulting Services-0.40%
Booz Allen Hamilton Holding Corp.	660	92,908
CACI International, Inc., Class A(b)	201	69,090
		161,998
Security & Alarm Services-0.24%
SECOM Co. Ltd. (Japan)	1,325	97,171
Semiconductors-31.42%
Broadcom, Inc.	3,290	3,882,200
Intel Corp.	38,318	1,650,739
Lattice Semiconductor Corp.(b)(c)	1,293	78,692
Marvell Technology, Inc.	8,087	547,490
Microchip Technology, Inc.	3,661	311,844
Micron Technology, Inc.	8,763	751,427
QUALCOMM, Inc.	10,484	1,556,979
Rambus, Inc.(b)(c)	1,010	69,215
Silicon Laboratories, Inc.(b)(c)	294	36,268
SK hynix, Inc. (South Korea)	3,186	321,548
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	169,060	3,392,057
United Microelectronics Corp. (Taiwan)	111,649	174,789
		12,773,248
Systems Software-6.39%
Check Point Software Technologies Ltd. (Israel)(b)	859	136,521
CrowdStrike Holdings, Inc., Class A(b)	2,119	619,807
CyberArk Software Ltd.(b)	394	91,991
Fortinet, Inc.(b)	5,954	383,973
Palo Alto Networks, Inc.(b)	2,913	986,080
Qualys, Inc.(b)(c)	339	64,129
Tenable Holdings, Inc.(b)	1,097	51,669
Trend Micro, Inc. (Japan)(b)	962	55,966
Zscaler, Inc.(b)(c)	875	206,211
		2,596,347
Technology Hardware, Storage & Peripherals-13.57%
Apple, Inc.	15,620	2,880,328
Lite-On Technology Corp. (Taiwan)	11,046	38,291
NetApp, Inc.	1,978	172,482
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Samsung Electronics Co. Ltd. (South Korea)	41,372	$2,253,583
Xiaomi Corp., B Shares (China)(b)(d)	108,620	171,185
		5,515,869
Telecom Tower REITs-3.43%
American Tower Corp.	4,370	854,991
Crown Castle, Inc.	2,908	314,791
SBA Communications Corp., Class A	1,014	226,994
		1,396,776
Wireless Telecommunication Services-5.34%
America Movil S.A.B. de C.V., Class B (Mexico)(b)	225,144	203,836
KDDI Corp. (Japan)	11,907	398,896
MTN Group Ltd. (South Africa)	8,384	43,068
Rogers Communications, Inc., Class B (Canada)	1,539	72,340
SoftBank Corp. (Japan)	15,831	212,650
SoftBank Group Corp. (Japan)	5,800	256,323
Tele2 AB, Class B (Sweden)	3,963	34,082
T-Mobile US, Inc.	4,747	765,359
Vodacom Group Ltd. (South Africa)	3,271	16,419
Vodafone Group PLC (United Kingdom)	194,560	166,794
		2,169,767
Total Common Stocks & Other Equity Interests (Cost $33,522,607)		40,576,148
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $18,329)	18,329	$18,329
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $33,540,936)		40,594,477
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.40%
Invesco Private Government Fund, 5.29%(e)(f)(g)	273,469	273,469
Invesco Private Prime Fund, 5.52%(e)(f)(g)	702,713	703,205
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $976,674)		976,674
TOTAL INVESTMENTS IN SECURITIES-102.25% (Cost $34,517,610)		41,571,151
OTHER ASSETS LESS LIABILITIES-(2.25)%		(913,167)
NET ASSETS-100.00%		$40,657,984

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $378,096, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$94,897	$5,308,553	$(5,385,121)	$-	$-	$18,329	$4,076
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,545,282	14,828,098	(17,099,911)	-	-	273,469	42,679*
Invesco Private Prime Fund	6,478,220	30,575,651	(36,351,853)	-	1,187	703,205	109,659*
Total	$9,118,399	$50,712,302	$(58,836,885)	$-	$1,187	$995,003	$156,414

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Next Gen Media and Gaming ETF (GGME)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Advertising-1.67%
Magnite, Inc.(b)	2,122	$18,780
Trade Desk, Inc. (The), Class A(b)	6,867	469,909
		488,689
Application Software-17.36%
Adobe, Inc.(b)	3,526	2,178,292
Altair Engineering, Inc., Class A(b)(c)	747	63,510
ANSYS, Inc.(b)	1,334	437,325
AppLovin Corp., Class A(b)(c)	1,726	70,990
Autodesk, Inc.(b)	3,242	822,852
Bentley Systems, Inc., Class B(c)	3,608	181,843
Dassault Systemes SE (France)	11,112	582,217
DoubleVerify Holdings, Inc.(b)(c)	1,787	71,498
Iflytek Co. Ltd., A Shares (China)	1,300	6,953
Matterport, Inc.(b)	3,972	8,937
Nemetschek SE (Germany)	537	50,177
PTC, Inc.(b)	1,220	220,393
Unity Software, Inc.(b)(c)	3,992	129,341
Zoom Video Communications, Inc., Class A(b)	3,908	252,496
		5,076,824
Broadcasting-0.00%
Viaplay Group AB, Class B (Sweden)(b)(c)	911	212
Casinos & Gaming-3.57%
Aristocrat Leisure Ltd. (Australia)	9,978	293,520
DraftKings, Inc., Class A(b)	7,138	278,739
Everi Holdings, Inc.(b)	735	7,651
Evolution AB (Sweden)(d)	2,970	351,547
Light & Wonder, Inc.(b)(c)	911	73,226
Playtech PLC (United Kingdom)(b)	4,500	25,467
Sportradar Group AG (Switzerland)(b)(c)	1,234	12,735
		1,042,885
Consumer Electronics-0.22%
Merry Electronics Co. Ltd. (Taiwan)	4,024	13,113
Sharp Corp. (Japan)(b)	2,421	16,513
Skyworth Group Ltd. (Hong Kong)	10,250	3,239
Sonos, Inc.(b)(c)	1,974	30,755
		63,620
Electrical Components & Equipment-0.03%
Phihong Technology Co. Ltd. (Taiwan)(b)	5,221	9,508
Electronic Equipment & Instruments-0.02%
MicroVision, Inc.(b)(c)	2,925	6,962
Electronic Manufacturing Services-0.04%
Primax Electronics Ltd. (Taiwan)	5,569	11,690
Interactive Home Entertainment-11.66%
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares (China)	2,000	4,630
Capcom Co. Ltd. (Japan)	2,557	98,746
CD Projekt S.A. (Poland)(c)	867	22,800
DeNA Co. Ltd. (Japan)	983	10,044
Electronic Arts, Inc.	3,753	516,338
Embracer Group AB (Sweden)(b)(c)	13,724	26,632
GungHo Online Entertainment, Inc. (Japan)(b)	748	12,739
Kakao Games Corp. (South Korea)(b)	731	13,446
Kingsoft Corp. Ltd. (China)	15,213	36,859
Koei Tecmo Holdings Co. Ltd. (Japan)	2,015	25,419
Konami Group Corp. (Japan)	1,357	84,720
Krafton, Inc. (South Korea)(b)	537	86,305
Mixi, Inc. (Japan)	582	10,101
Modern Times Group MTG AB, Class B (Sweden)(b)	1,160	8,982
	Shares	Value
Interactive Home Entertainment-(continued)
NCSoft Corp. (South Korea)(b)	263	$39,037
NetEase, Inc. (China)	24,236	469,699
Netmarble Corp. (South Korea)(b)(d)	328	14,328
Nexon Co. Ltd. (Japan)(c)	5,420	87,691
Nintendo Co. Ltd. (Japan)	17,890	1,017,041
Pearl Abyss Corp. (South Korea)(b)	573	14,060
Playtika Holding Corp.(b)(c)	530	3,827
Roblox Corp., Class A(b)(c)	7,905	306,793
Square Enix Holdings Co. Ltd. (Japan)	1,084	42,885
Stillfront Group AB (Sweden)(b)(c)	7,033	7,382
Take-Two Interactive Software, Inc.(b)	2,444	403,089
Ubisoft Entertainment S.A. (France)(b)(c)	1,470	32,750
Wemade Co. Ltd. (South Korea)(b)	283	10,941
XD, Inc. (China)(b)(d)	2,882	3,089
		3,410,373
Interactive Media & Services-14.86%
Bumble, Inc., Class A(b)	1,538	21,101
Hello Group, Inc., ADR (China)	1,981	11,629
JOYY, Inc., ADR (China)(c)	582	17,844
Meta Platforms, Inc., Class A(b)	6,574	2,564,780
Pinterest, Inc., Class A(b)	9,018	337,904
Rumble, Inc.(b)(c)	1,246	8,535
Snap, Inc., Class A(b)	20,303	322,615
Tencent Holdings Ltd. (China)	30,666	1,061,527
		4,345,935
Internet Services & Infrastructure-3.17%
Cloudflare, Inc., Class A(b)	4,555	360,073
GMO Internet Group, Inc. (Japan)(c)	571	10,459
GoDaddy, Inc., Class A(b)	1,495	159,457
Squarespace, Inc., Class A(b)	400	12,400
VeriSign, Inc.(b)	1,372	272,863
Wix.com Ltd. (Israel)(b)	880	111,654
		926,906
IT Consulting & Other Services-0.03%
Addnode Group AB (Sweden)(c)	1,125	10,229
Leisure Products-0.30%
Sankyo Co. Ltd. (Japan)	658	40,747
Sega Sammy Holdings, Inc. (Japan)	2,568	38,316
Tsuburaya Fields Holdings, Inc. (Japan)	620	7,779
		86,842
Movies & Entertainment-11.21%
China Ruyi Holdings Ltd. (China)(b)	72,061	12,076
Netflix, Inc.(b)	4,749	2,678,958
Roku, Inc., Class A(b)	1,930	169,956
Spotify Technology S.A.(b)	1,931	415,841
		3,276,831
Semiconductors-22.45%
Advanced Micro Devices, Inc.(b)	9,413	1,578,466
Ambarella, Inc.(b)	619	32,535
MediaTek, Inc. (Taiwan)	24,966	770,528
NVIDIA Corp.	4,606	2,833,934
QUALCOMM, Inc.	9,083	1,348,916
		6,564,379
Systems Software-0.26%
Dolby Laboratories, Inc., Class A(c)	910	75,694
Technology Hardware, Storage & Peripherals-13.14%
Apple, Inc.	11,051	2,037,804
HTC Corp. (Taiwan)(b)	11,680	18,323
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Kinpo Electronics (Taiwan)	20,944	$10,305
Lenovo Group Ltd. (China)	109,097	114,020
Logitech International S.A., Class R (Switzerland)	2,268	191,571
Samsung Electronics Co. Ltd. (South Korea)	22,395	1,219,883
Wacom Co. Ltd. (Japan)	2,296	10,759
Xiaomi Corp., B Shares (China)(b)(d)	152,434	240,236
		3,842,901
Trading Companies & Distributors-0.07%
Xometry, Inc., Class A(b)(c)	662	21,303
Total Common Stocks & Other Equity Interests (Cost $23,426,998)		29,261,783
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $70,100)	70,100	70,100
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.30% (Cost $23,497,098)		29,331,883
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.18%
Invesco Private Government Fund, 5.29%(e)(f)(g)	260,299	$260,299
Invesco Private Prime Fund, 5.52%(e)(f)(g)	668,872	669,340
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $929,639)		929,639
TOTAL INVESTMENTS IN SECURITIES-103.48% (Cost $24,426,737)		30,261,522
OTHER ASSETS LESS LIABILITIES-(3.48)%		(1,018,310)
NET ASSETS-100.00%		$29,243,212

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $609,200, which represented 2.08% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$79,956	$7,558,718	$(7,568,574)	$-	$-	$70,100	$6,642
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,942,832	15,177,061	(17,859,594)	-	-	260,299	43,431*
Invesco Private Prime Fund	7,567,281	30,135,211	(37,033,831)	1,344	(665)	669,340	117,891*
Total	$10,590,069	$52,870,990	$(62,461,999)	$1,344	$(665)	$999,739	$167,964

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Oil & Gas Services ETF (PXJ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Oil & Gas Drilling-9.64%
Helmerich & Payne, Inc.(b)	71,560	$2,881,006
Nabors Industries Ltd.(b)(c)	28,945	2,448,168
Transocean Ltd.(b)(c)	788,030	4,302,644
		9,631,818
Oil & Gas Equipment & Services-61.13%
Archrock, Inc.(b)	189,839	3,101,969
Baker Hughes Co., Class A	148,876	4,242,966
Bristow Group, Inc.(c)	102,821	2,712,418
Cactus, Inc., Class A	64,700	2,745,868
ChampionX Corp.(b)	170,239	4,666,251
Expro Group Holdings N.V.(b)(c)	172,293	3,032,357
Halliburton Co.	132,041	4,707,262
Helix Energy Solutions Group, Inc.(c)	293,301	2,757,029
Liberty Energy, Inc., Class A(b)	138,666	2,882,866
Oceaneering International, Inc.(b)(c)	130,912	2,720,351
ProFrac Holding Corp., Class A(b)(c)	331,014	2,618,321
ProPetro Holding Corp.(b)(c)	294,509	2,491,546
RPC, Inc.(b)	372,261	2,721,228
Schlumberger N.V.	95,619	4,656,645
Select Water Solutions, Inc., Class A	376,357	2,924,294
TechnipFMC PLC (United Kingdom)	240,604	4,653,281
USA Compression Partners L.P.	107,787	2,689,286
Weatherford International PLC(c)	53,158	4,760,299
		61,084,237
Oil & Gas Storage & Transportation-29.20%
DHT Holdings, Inc.	269,428	2,996,039
Dorian LPG Ltd.(b)	64,375	2,410,200
Frontline PLC (Norway)(b)	227,294	5,157,301
Golar LNG Ltd. (Cameroon)	125,108	2,728,606
International Seaways, Inc.(b)	60,482	3,244,255
Navigator Holdings Ltd.(b)	186,914	3,009,315
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Nordic American Tankers Ltd.(b)	628,082	$2,794,965
Scorpio Tankers, Inc. (Monaco)	48,903	3,457,442
Teekay Tankers Ltd., Class A (Canada)	54,144	3,386,707
		29,184,830
Total Common Stocks & Other Equity Interests (Cost $101,510,190)		99,900,885
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $114,810)	114,810	114,810
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $101,625,000)		100,015,695
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.66%
Invesco Private Government Fund, 5.29%(d)(e)(f)	6,621,195	6,621,195
Invesco Private Prime Fund, 5.52%(d)(e)(f)	17,014,021	17,025,931
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,647,257)		23,647,126
TOTAL INVESTMENTS IN SECURITIES-123.75% (Cost $125,272,257)		123,662,821
OTHER ASSETS LESS LIABILITIES-(23.75)%		(23,733,264)
NET ASSETS-100.00%		$99,929,557
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$82,865	$2,071,123	$(2,039,178)	$-	$-	$114,810	$4,513
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,959,918	53,600,610	(49,939,333)	-	-	6,621,195	114,497*
Invesco Private Prime Fund	7,611,218	109,009,842	(99,600,285)	(110)	5,266	17,025,931	309,991*
Total	$10,654,001	$164,681,575	$(151,578,796)	$(110)	$5,266	$23,761,936	$429,001

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Oil & Gas Services ETF (PXJ)—(continued)
January 31, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Pharmaceuticals ETF (PJP)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Biotechnology-30.91%
AbbVie, Inc.	104,220	$17,133,768
Amgen, Inc.	54,315	17,069,032
Biogen, Inc.(b)	37,583	9,270,223
Geron Corp.(b)(c)	4,302,733	7,917,029
Gilead Sciences, Inc.	189,655	14,842,400
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
Regeneron Pharmaceuticals, Inc.(b)	10,790	10,172,596
United Therapeutics Corp.(b)	37,772	8,112,670
		84,517,718
Health Care Equipment-5.89%
Abbott Laboratories	142,437	16,116,747
Pharmaceuticals-63.11%
Amphastar Pharmaceuticals, Inc.(b)(c)	152,823	8,154,635
ANI Pharmaceuticals, Inc.(b)(c)	168,586	9,410,471
Bausch Health Cos., Inc.(b)	1,228,479	9,643,560
Corcept Therapeutics, Inc.(b)(c)	333,409	7,034,930
Eli Lilly and Co.	24,122	15,573,405
Innoviva, Inc.(b)(c)	634,985	10,286,757
Jazz Pharmaceuticals PLC(b)	71,688	8,797,551
Johnson & Johnson	96,148	15,277,917
Ligand Pharmaceuticals, Inc.(b)(c)	148,802	10,877,426
Merck & Co., Inc.	140,381	16,955,217
Pacira BioSciences, Inc.(b)(c)	312,561	10,186,363
Perrigo Co. PLC(c)	284,206	9,117,329
Pfizer, Inc.	480,794	13,019,902
Prestige Consumer Healthcare, Inc.(b)(c)	146,958	9,043,795
Supernus Pharmaceuticals, Inc.(b)(c)	316,676	8,765,592
Taro Pharmaceutical Industries Ltd.(b)(c)	241,380	10,391,408
		172,536,258
Total Common Stocks & Other Equity Interests (Cost $244,277,465)		273,170,723
	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $191,799)	191,799	$191,799
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $244,469,264)		273,362,522
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.84%
Invesco Private Government Fund, 5.29%(e)(f)(g)	12,887,936	12,887,936
Invesco Private Prime Fund, 5.52%(e)(f)(g)	33,117,226	33,140,408
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,028,367)		46,028,344
TOTAL INVESTMENTS IN SECURITIES-116.82% (Cost $290,497,631)		319,390,866
OTHER ASSETS LESS LIABILITIES-(16.82)%		(45,985,831)
NET ASSETS-100.00%		$273,405,035
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$106,731	$4,900,597	$(4,815,529)	$-	$-	$191,799	$6,049
See accompanying notes which are an integral part of this schedule.

Invesco Pharmaceuticals ETF (PJP)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,601,820	$147,047,505	$(144,761,389)	$-	$-	$12,887,936	$296,731*
Invesco Private Prime Fund	27,164,158	235,784,473	(229,816,640)	647	7,770	33,140,408	772,236*
Total	$37,872,709	$387,732,575	$(379,393,558)	$647	$7,770	$46,220,143	$1,075,016

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Semiconductors ETF (PSI)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Automotive Parts & Equipment-1.52%
Mobileye Global, Inc., Class A (Israel)(b)(c)	397,497	$10,279,272
Electronic Components-2.35%
Vishay Intertechnology, Inc.(c)	731,499	15,895,473
Electronic Equipment & Instruments-2.65%
Advanced Energy Industries, Inc.(c)	171,522	17,869,162
Electronic Manufacturing Services-2.67%
TE Connectivity Ltd.	126,615	18,003,387
Semiconductor Materials & Equipment-44.06%
Amkor Technology, Inc.	613,717	19,430,280
Applied Materials, Inc.	199,708	32,812,025
Axcelis Technologies, Inc.(b)(c)	126,215	16,414,261
Camtek Ltd. (Israel)(b)(c)	274,436	21,362,098
Entegris, Inc.	157,869	18,581,181
FormFactor, Inc.(b)	419,790	16,275,258
KLA Corp.	29,790	17,696,452
Lam Research Corp.	42,364	34,957,502
MKS Instruments, Inc.(c)	214,863	22,872,166
Nova Ltd. (Israel)(b)(c)	136,577	19,777,715
Onto Innovation, Inc.(b)(c)	122,006	19,703,969
Photronics, Inc.(b)	764,116	22,327,470
Teradyne, Inc.(c)	178,545	17,245,662
Veeco Instruments, Inc.(b)(c)	569,366	18,151,388
		297,607,427
Semiconductors-46.83%
Advanced Micro Devices, Inc.(b)	250,715	42,042,398
Broadcom, Inc.	30,605	36,113,900
Intel Corp.	681,022	29,338,428
Marvell Technology, Inc.	294,780	19,956,606
	Shares	Value
Semiconductors-(continued)
Micron Technology, Inc.	387,558	$33,233,099
Monolithic Power Systems, Inc.	30,150	18,172,008
Navitas Semiconductor Corp.(b)(c)	2,344,091	13,431,642
NVIDIA Corp.	60,442	37,188,149
NXP Semiconductors N.V. (China)	81,740	17,211,992
Qorvo, Inc.(b)	174,683	17,422,882
QUALCOMM, Inc.	235,263	34,938,908
Tower Semiconductor Ltd. (Israel)(b)	597,395	17,234,846
		316,284,858
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $510,966,982)		675,939,579
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.64%
Invesco Private Government Fund, 5.29%(d)(e)(f)	22,001,198	22,001,198
Invesco Private Prime Fund, 5.52%(d)(e)(f)	56,534,934	56,574,508
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,573,863)		78,575,706
TOTAL INVESTMENTS IN SECURITIES-111.72% (Cost $589,540,845)		754,515,285
OTHER ASSETS LESS LIABILITIES-(11.72)%		(79,137,337)
NET ASSETS-100.00%		$675,377,948
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$483,981	$3,471,157	$(3,955,138)	$-	$-	$-	$8,727
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,923,048	152,059,357	(142,981,207)	-	-	22,001,198	598,069*
Invesco Private Prime Fund	33,230,696	324,058,778	(300,740,383)	2,593	22,824	56,574,508	1,605,906*
Total	$46,637,725	$479,589,292	$(447,676,728)	$2,593	$22,824	$78,575,706	$2,212,702

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Semiconductors ETF (PSI)—(continued)
January 31, 2024
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco AI and Next Gen Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$203,508,692	$-	$-	$203,508,692
Money Market Funds	278,148	9,575,996	-	9,854,144
Total Investments	$203,786,840	$9,575,996	$-	$213,362,836
Invesco Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$254,227,735	$-	$-	$254,227,735
Money Market Funds	317,401	54,445,109	-	54,762,510
Total Investments	$254,545,136	$54,445,109	$-	$308,990,245
Invesco Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$238,895,313	$-	$-	$238,895,313
Money Market Funds	171,471	431,040	-	602,511
Total Investments	$239,066,784	$431,040	$-	$239,497,824
Invesco Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$126,306,485	$-	$-	$126,306,485
Money Market Funds	203,299	38,107,389	-	38,310,688
Total Investments	$126,509,784	$38,107,389	$-	$164,617,173
Invesco Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$132,264,904	$-	$-	$132,264,904
Money Market Funds	115,663	7,166,154	-	7,281,817
Total Investments	$132,380,567	$7,166,154	$-	$139,546,721

	Level 1	Level 2	Level 3	Total
Invesco Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$304,440,952	$-	$-	$304,440,952
Money Market Funds	282,847	75,269,599	-	75,552,446
Total Investments	$304,723,799	$75,269,599	$-	$379,993,398
Invesco Next Gen Connectivity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$40,576,148	$-	$-	$40,576,148
Money Market Funds	18,329	976,674	-	995,003
Total Investments	$40,594,477	$976,674	$-	$41,571,151
Invesco Next Gen Media and Gaming ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,261,783	$-	$-	$29,261,783
Money Market Funds	70,100	929,639	-	999,739
Total Investments	$29,331,883	$929,639	$-	$30,261,522
Invesco Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$99,900,885	$-	$-	$99,900,885
Money Market Funds	114,810	23,647,126	-	23,761,936
Total Investments	$100,015,695	$23,647,126	$-	$123,662,821
Invesco Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$273,170,723	$-	$0	$273,170,723
Money Market Funds	191,799	46,028,344	-	46,220,143
Total Investments	$273,362,522	$46,028,344	$0	$319,390,866
Invesco Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$675,939,579	$-	$-	$675,939,579
Money Market Funds	-	78,575,706	-	78,575,706
Total Investments	$675,939,579	$78,575,706	$-	$754,515,285